Foreign currency denominated financial assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
USD | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 39,604,300	₩ 38,788,834
USD | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,729,453	4,235,225
USD | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	31,633	719,812
USD | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	745,277	479,950
USD | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,426,257	5,391,450
USD | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	913,778	342,120
USD | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	21,435,678	18,275,153
USD | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,868,880	4,775,714
USD | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,273,204	1,392,901
USD | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,180,140	3,176,509
USD | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	39,496,155	37,635,155
USD | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	17,542,371	14,658,624
USD | Financial liabilities at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
USD | Financial liabilities designated at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,068,245	1,444,254
USD | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	558,064	320,176
USD | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,431,144	8,938,762
USD | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,417,214	7,882,293
USD | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,479,117	4,391,046
USD | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	108,145	1,153,679
USD | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	438,469	(1,335,794)
USD | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	546,614	(182,115)
JPY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	11,783,861	10,226,650
JPY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,988,215	1,532,661
JPY | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
JPY | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	19,807	0
JPY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,574	32,565
JPY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	21,531	1,403
JPY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,076,702	8,256,756
JPY | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	149,718	83,713
JPY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	240,619	183,133
JPY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	284,695	136,419
JPY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	11,169,352	9,886,517
JPY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,136,700	9,057,393
JPY | Financial liabilities at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
JPY | Financial liabilities designated at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
JPY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,819	6,466
JPY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	810,819	347,881
JPY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	87,504	319,041
JPY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	123,510	155,736
JPY | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	614,509	340,133
JPY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(166,923)	(160,734)
JPY | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	447,586	179,399
EUR | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,765,752	2,214,966
EUR | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	402,137	354,686
EUR | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
EUR | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	91,503	7,872
EUR | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	455,769	303,917
EUR | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	50,842	16,922
EUR | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,296,284	955,836
EUR | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	222,547	337,573
EUR | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	69,132	67,080
EUR | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	177,538	171,080
EUR | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,516,268	2,141,207
EUR | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	991,501	843,946
EUR | Financial liabilities at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
EUR | Financial liabilities designated at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
EUR | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	33,940	20,833
EUR | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	306,829	190,366
EUR | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	933,570	960,890
EUR | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	250,428	125,172
EUR | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	249,484	73,759
EUR | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	187,408	273,571
EUR | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	436,892	347,330
CNY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,772,165	5,923,432
CNY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	798,053	1,714,524
CNY | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,100	391
CNY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,130,855	3,350,557
CNY | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	460,681	436,236
CNY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	45,151	40,769
CNY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	336,325	380,955
CNY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,379,341	5,403,297
CNY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,650,406	4,426,507
CNY | Financial liabilities at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Financial liabilities designated at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	858	1,163
CNY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	163,454	407,767
CNY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
CNY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	564,623	567,860
CNY | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	392,824	520,135
CNY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	44,764	(114,015)
CNY | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	437,588	406,120
Other | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	15,620,382	12,976,341
Other | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,053,388	1,715,443
Other | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
Other | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
Other | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	316,468	357,018
Other | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	114,055	80,506
Other | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,987,453	7,960,731
Other | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,000,855	917,335
Other | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,588,358	1,482,574
Other | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	559,805	462,734
Other | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	12,276,969	10,040,857
Other | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,438,144	6,906,741
Other | Financial liabilities at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	544,916	474,080
Other | Financial liabilities designated at fair value through profit or loss
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	0
Other | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	105,134	15,564
Other | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	692,305	139,658
Other | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,652,835	1,526,661
Other | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	843,635	978,153
Other | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,343,413	2,935,484
Other | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(896,933)	(844,534)
Other | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 2,446,480	₩ 2,090,950